Property, Plant And Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property, plant and equipment
Depreciation is based on the following estimated useful lives, as of December 31, 2017:

Range of Useful Lives (1), from:
Buildings	10 years	to	30 years
Machinery and equipment	2 years	to	15 years
Leasehold improvements	2 years	to	10 years
Computer equipment and software	1 year	to	7 years
Assets under capital lease	Shorter of useful life or lease term
Furniture and fixtures	3 years	to	10 years

__________

(1)
The useful lives for certain fixed assets have been reduced in connection with our 2017 U.S. Generic Pharmaceuticals Restructuring Initiative, which is further described in Note 4. Restructuring. The ranges of useful lives above do not include such assets.

This table excludes changes related to businesses classified as held for sale, to the extent such changes occurred after the business was classified as held for sale.

Cost:	Land and Buildings	Machinery and Equipment	Leasehold Improve- ments	Computer Equipment and Software	Assets under Capital Lease	Furniture and Fixtures	Assets under Construc- tion	Total
At January 1, 2017	$322,537	$227,833	$50,359	$118,928	$9,155	$21,086	$129,102	$879,000
Additions	19,871	49,088	11,067	21,626	—	684	26,043	128,379
Disposals, transfers, impairments and other	(12,333)	(9,939)	(1,271)	(9,459)	(4,259)	(8,770)	(36,186)	(82,217)
Effect of currency translation	1,391	836	309	356	—	124	76	3,092
At December 31, 2017	$331,466	$267,818	$60,464	$131,451	$4,896	$13,124	$119,035	$928,254
Accumulated Depreciation:
At January 1, 2017	$(50,770)	$(64,319)	$(21,263)	$(62,836)	$(5,773)	$(4,443)	$—	$(209,404)
Additions	(93,633)	(76,986)	(6,607)	(27,121)	(2,645)	(3,007)	—	(209,999)
Disposals, transfers and other	(4,656)	6,964	1,088	7,354	4,257	1,201	—	16,208
Effect of currency translation	(343)	(400)	(85)	(189)	—	(71)	—	(1,088)
At December 31, 2017	$(149,402)	$(134,741)	$(26,867)	$(82,792)	$(4,161)	$(6,320)	$—	$(404,283)
Net Book Amount:
At December 31, 2017	$182,064	$133,077	$33,597	$48,659	$735	$6,804	$119,035	$523,971
At December 31, 2016	$271,767	$163,514	$29,096	$56,092	$3,382	$16,643	$129,102	$669,596